PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Total costs	¥ 74,819		¥ 73,975
Less: accumulated depreciation and amortization	(55,370)		(34,891)
Property and equipment, net	19,449	$ 2,981	39,084
Leasehold improvement
Property Plant And Equipment [Line Items]
Total costs	8,093		8,093
Motor vehicles
Property Plant And Equipment [Line Items]
Total costs	1,993		1,604
Electronic equipment
Property Plant And Equipment [Line Items]
Total costs	56,453		56,068
Office equipment & furniture
Property Plant And Equipment [Line Items]
Total costs	6,873		6,868
Software
Property Plant And Equipment [Line Items]
Total costs	¥ 1,407		¥ 1,342